Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment reporting
4.
Segment reporting

The Group operates within the transportation and logistics industry in the United States, Canada and Mexico in different reportable segments, as described below. The reportable segments are managed independently as they require different technology and capital resources. For each of the operating segments, the Group’s CEO reviews internal management reports.

In the second quarter of fiscal 2024, it was determined that Package and Courier operating segment should be aggregated with the Canadian Less-Than-Truckload and U.S. Less-Than-Truckload operating segments, forming the Less-Than-Truckload reportable segment.

The following summary describes the operations in each of the Group’s reportable segments:

Less-Than-Truckload (a):	Pickup, consolidation, transport and delivery of smaller loads.
Truckload (b):

Full loads carried directly from the customer to the destination using a closed van or specialized equipment to meet customers’ specific needs. Includes expedited transportation, flatbed, tank, container and dedicated services.

Logistics:	Asset-light logistics services, including brokerage, freight forwarding and transportation management, as well as small package parcel delivery.

(a)
The Less-Than-Truckload reporting segment represents the aggregation of the Canadian Less-Than-Truckload, U.S. Less-Than-Truckload and Package and Courier operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.

(b)
The Truckload reporting segment represented the aggregation of the Canadian Conventional Truckload and Specialized Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Less-
	Than-
	Truckload	Truckload	Logistics	Corporate	Eliminations	Total
2025
Revenue(1)	2,730,208	2,733,421	1,503,929	-	(54,519)	6,913,039
Fuel surcharge(1)	540,306	363,810	78,057	-	(10,541)	971,632
Total revenue(1)	3,270,514	3,097,231	1,581,986	-	(65,060)	7,884,671
Operating income (loss)	259,953	220,145	131,279	(46,061)	-	565,316
Selected items:
Materials and services expenses	1,340,048	1,610,728	1,049,527	(37,946)	(65,060)	3,897,297
Personnel expenses	1,272,225	830,124	242,246	68,909	-	2,413,504
Other operating expenses	193,664	112,620	96,538	13,820	-	416,642
Depreciation and
amortization	200,461	346,025	62,740	1,278	-	610,504
Loss on sale of
land and buildings	87	-	5	-	-	92
(Loss) gain, net of
impairment, on sale of
assets held for sale	(4,139)	9,521	-	-	-	5,382
Intangible assets	407,692	1,521,006	933,876	1,862	-	2,864,436
Total assets	2,491,628	3,374,439	1,379,429	263,739	-	7,509,235
Total liabilities	759,886	792,208	428,414	2,851,224	(124)	4,831,608
Additions to property
and equipment	98,201	165,111	9,151	275	-	272,738

2024
Revenue(1)	3,085,727	2,551,540	1,720,976	-	(53,617)	7,304,626
Fuel surcharge(1)	617,208	385,765	100,735	-	(11,504)	1,092,204
Total revenue(1)	3,702,935	2,937,305	1,821,711	-	(65,121)	8,396,830
Operating income (loss)	361,235	252,434	182,364	(77,071)	-	718,962
Selected items:
Materials and services expenses	1,541,476	1,511,418	1,216,026	(32,665)	(65,120)	4,171,135
Personnel expenses	1,360,982	783,894	267,569	83,870	-	2,496,315
Other operating expenses	222,619	94,835	95,438	22,594	-	435,486
Depreciation and
amortization	213,524	307,244	60,419	882	-	582,069
(Loss) gain, net of
impairment, on sale of
assets held for sale	(2,549)	2,321	36	-	-	(192)
Intangible assets(2)	396,533	1,511,355	734,736	309	-	2,642,933
Total assets(2)	2,618,714	3,393,992	1,098,617	54,503	-	7,165,826
Total liabilities(2)	802,778	833,332	390,525	2,466,034	(118)	4,492,551
Additions to property
and equipment	188,055	196,596	7,920	730	-	393,301

(1) Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.

(2) Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).

Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

	Less-
	Than-
	Truckload	Truckload	Logistics	Eliminations	Total
2025
Canada	1,081,445	1,121,629	246,593	(29,934)	2,419,733
United States	2,189,069	1,975,602	1,335,393	(35,126)	5,464,938
Total	3,270,514	3,097,231	1,581,986	(65,060)	7,884,671

2024
Canada	1,162,733	1,159,562	258,489	(37,224)	2,543,560
United States	2,540,202	1,777,743	1,563,222	(27,897)	5,853,270
Total	3,702,935	2,937,305	1,821,711	(65,121)	8,396,830

Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2025	December 31, 2024*
Property and equipment, right-of-use assets and intangible assets
Canada	2,333,857	2,213,562
United States	3,900,121	3,857,206
	6,233,978	6,070,768

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).